CONSOLIDATED STATEMENTS OF EQUITY - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Shares in Treasury [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2019	$ 45,844	$ 31,523,284	$ (9,430)	$ (24,673,390)	$ (454,523)	$ 6,431,785
Beginning Balance (Shares) at Dec. 31, 2019	45,844,117
Stock-based compensation		196,115				196,115
Exercise of warrants	$ 885	333,247				334,132
Exercise of warrants (shares)	885,000
Exercise of stock options	$ 346	71,566				$ 71,912
Exercise of stock options (shares)	346,500					346,500
Repurchase of shares	$ (258)	(126,167)	9,430			$ (116,995)
Repurchase of shares (Shares)	(258,600)
Shares in treasury			(4,857)			(4,857)
Net income				1,860,249	141,782	2,002,031
Ending Balance at Dec. 31, 2020	$ 46,817	31,998,045	(4,857)	(22,813,141)	(312,741)	8,914,123
Ending Balance (Shares) at Dec. 31, 2020	46,817,017
Stock-based compensation		2,504				2,504
Exercise of stock options	$ 255	94,674				$ 94,929
Exercise of stock options (shares)	255,000					255,000
Repurchase of shares	$ (384)	(324,708)	4,857			$ (320,235)
Repurchase of shares (Shares)	(384,500)
Shares in treasury			(13,294)			(13,294)
Net income				835,976	121,545	957,521
Ending Balance at Dec. 31, 2021	$ 46,688	31,770,515	(13,294)	(21,977,165)	(191,196)	9,635,548
Ending Balance (Shares) at Dec. 31, 2021	46,687,517
Stock-based compensation		237,078				$ 237,078
Exercise of stock options (shares)						0
Repurchase of shares	$ (241)	(169,302)	13,294			$ (156,249)
Repurchase of shares (Shares)	(240,600)
Shares in treasury			(6,892)			(6,892)
Net income				631,767	133,082	764,849
Ending Balance at Dec. 31, 2022	$ 46,447	$ 31,838,291	$ (6,892)	$ (21,345,398)	$ (58,114)	$ 10,474,334
Ending Balance (Shares) at Dec. 31, 2022	46,446,917